Virtus SGA Global Growth Fund (the “Fund”),
a series of Virtus Equity Trust

Supplement dated December 15, 2022 to the Summary Prospectus and the Virtus Equity Trust Statutory Prospectus, each dated January 28, 2022, as supplemented

Important Notice to Investors

Effective January 1, 2023, the Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement a new expense limitation arrangement to further limit the Fund’s expenses. This change is described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnote will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.42%	0.34%	0.35%	0.23%
Total Annual Fund Operating Expenses	1.47%	2.14%	1.15%	1.03%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.14)%	(0.06)%	(0.07)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.33%	2.08%	1.08%	0.90%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.33% for Class A Shares, 2.08% for Class C Shares, 1.08% for Class I Shares and 0.90% for Class R6 Shares through January 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$678	$976	$1,296	$2,199
Class C	Sold	$311	$664	$1,144	$2,468
	Held	$211	$664	$1,144	$2,468
Class I	Sold or Held	$110	$358	$626	$1,391
Class R6	Sold or Held	$92	$315	$556	$1,248

In the table in the section “More Information About Fund Expenses” on page 75 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus SGA Global Growth Fund*	1.33%	2.08%	1.08%	0.90%

* Contractual through January 31, 2024.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/SGA Global Growth-NewExpCaps (12/22)

Virtus SGA Global Growth Fund (the “Fund”),
a series of Virtus Equity Trust

Supplement dated December 15, 2022 to the Statement of
Additional Information (“SAI”) dated January 28, 2022, as supplemented

Important Notice to Investors

Effective January 1, 2023, the Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement a new expense limitation arrangement to further limit the Fund’s expenses. This change is described in more detail below.

In the table on page 88 of the Fund’s SAI, the row corresponding to the Fund will be replaced with the following and the new footnote will be added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Global Growth Fund*	1.33%	2.08%	1.08%	0.90%

* Contractual through January 31, 2024.

Investors should retain this supplement with the SAI for future reference.

VET 8019B/SGAGlobalGrowth-NewExpCaps (12/22)